Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Central Index Key	0000916907
Entity File Number	000-23406
Registrant Name	SOUTHERN MISSOURI BANCORP, INC.
Entity Incorporation, State or Country Code	MO
Tax Identification Number (TIN)	43-1665523
Entity Address, Address Line One	2991 Oak Grove Road
Entity Address, City or Town	Poplar Bluff
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63901
City Area Code	573
Local Phone Number	778-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SMBC
Security Exchange Name	NASDAQ
Emerging Growth Company	false
Amendment Flag	false